Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash	$ 775,995	$ 109,091	$ 2,658,182
Receivable from sale of equity method investment	467,500	748,000
Prepaid expense and other current assets	426,647	282,170	255,084
Current assets of discontinued operations		356,616	323,232
Total Current Assets	1,670,142	1,495,877	3,236,498
NON-CURRENT ASSETS:
Operating lease right-of-use assets, net	153,345		4,709
Property and equipment, net	579	727	1,298
Intangible assets, net	1,613,204	2,158,167
Goodwill	12,808,197	12,808,197
Equity method investments, net			10,636,544
Non-current assets of discontinued operations		6,937,769	7,106,129
Total Non-current Assets	14,575,325	21,904,860	17,748,680
Total Assets	16,245,467	23,400,737	20,985,178
CURRENT LIABILITIES:
Accrued professional fees	1,306,913	1,832,606	611,462
Accrued research and development fees	153,772	153,772	153,772
Accrued payroll liability and compensation	718,595	1,072,553	501,258
Accrued litigation settlement	363,450	363,450	373,450
Accrued liabilities and other payables	281,066	281,063	228,800
Operating lease obligation	83,508	6,000	10,709
Derivative liability	29,442	34,156	127,545
Stock subscription liability	150,000	150,000
Bridge loan payable, net	115,800	197,341
Convertible note payable, net		737,018	2,113,773
Note payable, net	1,142,027
Current liabilities of discontinued operations		6,061,077	5,920,764
Total Current Liabilities	4,444,573	14,147,114	13,882,555
NON-CURRENT LIABILITIES:
Operating lease obligation, noncurrent portion	76,837
Non-current liabilities of discontinued operations		23,515
Total Non-current Liabilities	76,837	23,515
Total Liabilities	4,521,410	14,170,629	13,882,555
Commitments and Contingencies (Note 16)
EQUITY:
Preferred stock, value
Common stock, value	832	486	145
Additional paid-in capital	96,073,376	88,376,767	72,023,525
Less: common stock held in treasury, at cost; 3,467 shares	(522,500)	(522,500)	(522,500)
Accumulated deficit	(110,413,796)	(105,934,101)	(87,673,125)
Statutory reserve	6,578	6,578	6,578
Accumulated other comprehensive loss	(241,713)	(241,402)	(232,000)
Total Avalon GloboCare Corp. stockholders’ equity	11,724,057	9,230,108	7,102,623
Noncontrolling interest
Total Equity	11,724,057	9,230,108	7,102,623
Total Liabilities and Equity	16,245,467	23,400,737	20,985,178
Related Party
CURRENT LIABILITIES:
Accrued liabilities and other payables - related party	100,000	100,000	732,916
Advance from pending sale of subsidiary - related party		3,158,078	3,108,106
Series A Convertible Preferred Stock
EQUITY:
Preferred stock, value			9,000,000
Series B Convertible Preferred Stock
EQUITY:
Preferred stock, value			11,000,000
Series C Convertible Preferred Stock
EQUITY:
Preferred stock, value
Series C Convertible Preferred Stock | Previously Reported
EQUITY:
Preferred stock, value		3,790,000	3,500,000
Series D Convertible Preferred Stock
EQUITY:
Preferred stock, value	8,837,527	8,837,527
Series E Convertible Preferred Stock
EQUITY:
Preferred stock, value	14,916,753	14,916,753
Series D Convertible Preferred Stock
EQUITY:
Preferred stock, value	$ 3,067,000	$ 3,790,000